Note Receivable (Details Narrative) - USD ($)				3 Months Ended
	Mar. 29, 2023	Feb. 28, 2023	Dec. 13, 2020	Mar. 31, 2024	Feb. 20, 2023
Debt instrument interest rate					2.00%
Cash payment				$ 7,261
License Agreement [Member] | L&F Research LLC [Member] | Waiver A [Member]
Cash payment	$ 648,421	$ 648,421
L&F Note [Member]
Debt instrument face amount			$ 351,579
Debt instrument interest rate			1.17%
Milestone payments			$ 500,000
Administrative fee			$ 6,000